OTHER RECEIVABLES, NET - Summary of Other receivables (Details)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)
Current Portion
Other Receivables	$ 1,102,017	¥ 7,567,332		¥ 6,262,883
Less: Long term portion	(64,079)	(440,015)		0
Total	825,070	5,665,593		5,360,953
Third Party [Member]
Current Portion
Business advances to officers and staffs	147,663	1,013,971		1,787,866
Deposits for projects	204,009	1,400,892		1,645,620
VAT recoverable	553,905	3,803,556		1,438,949
Others	196,440	1,348,913		1,390,448
Allowance for doubtful accounts	(212,868)	(1,461,724)	$ (131,346)	(901,930)	¥ (1,505,419)
Total	$ 825,070	¥ 5,665,593		¥ 5,360,953